32 Operating Costs and Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	R$ (13,347,822)		R$ 11,372,908
Selling expenses	(159,825)
General and administrative expenses	(809,408)
Other operating expenses, net	(256,475)
Total operating costs and expenses	(14,573,530)
Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		R$ 11,464,148	(11,372,908)
Selling expenses		(175,772)	(105,414)
General and administrative expenses		(711,289)	(706,844)
Other operating expenses, net		(322,506)	(250,004)
Total operating costs and expenses		(12,673,717)	(12,435,170)
Electricity purchased for resale [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(6,829,530)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(6,829,530)
Electricity purchased for resale [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(6,105,274)	(6,361,178)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(6,105,274)	(6,361,178)
Charge of the main distribution and transmission grid [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(1,525,567)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(1,525,567)
Charge of the main distribution and transmission grid [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(1,249,275)	(1,176,780)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(1,249,275)	(1,176,780)
Personnel and management [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(1,143,323)
Selling expenses	(12,567)
General and administrative expenses	(446,005)
Other operating expenses, net
Total operating costs and expenses	(1,601,895)
Personnel and management [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(945,312)	(978,878)
Selling expenses		13,937	(18,460)
General and administrative expenses		(366,133)	(360,447)
Other operating expenses, net
Total operating costs and expenses		(1,325,382)	(1,357,785)
Pension and healthcare plans [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(161,257)
Selling expenses	(1,615)
General and administrative expenses	(65,762)
Other operating expenses, net
Total operating costs and expenses	(228,634)
Pension and healthcare plans [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(169,476)	(176,102)
Selling expenses		(1,914)	(2,447)
General and administrative expenses		(66,936)	(65,201)
Other operating expenses, net
Total operating costs and expenses		(238,326)	(243,750)
Materials and supplies for power electricity [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(404,496)	(49,352)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(404,496)	(49,352)
Materials and supplies for power electricity [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses			(19,729)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses			(19,729)
Natural gas and supplies for gas business [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(354,701)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(354,701)
Natural gas and supplies for gas business [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(585,233)	(412,618)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(585,233)	(412,618)
Third-party services [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(406,109)
Selling expenses	(4,913)
General and administrative expenses	(147,019)
Other operating expenses, net
Total operating costs and expenses	(558,041)
Third-party services [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(371,835)	(325,091)
Selling expenses		(7,711)	(7,607)
General and administrative expenses		(146,462)	(148,403)
Other operating expenses, net
Total operating costs and expenses		(526,008)	(481,101)
Depreciation and amortization [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(945,595)
Selling expenses
General and administrative expenses	(48,963)
Other operating expenses, net	(15,355)
Total operating costs and expenses	(1,009,913)
Depreciation and amortization [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(892,813)	(657,445)
Selling expenses		(3)	(5)
General and administrative expenses		(43,190)	(25,268)
Other operating expenses, net		(14,720)	(13,574)
Total operating costs and expenses		(950,726)	(696,292)
Credit losses provisions and reversals [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	40,143
Selling expenses	(128,466)
General and administrative expenses
Other operating expenses, net	(148,971)
Total operating costs and expenses	(237,294)
Credit losses provisions and reversals [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(120,689)	(18,920)
Selling expenses		(140,348)	(69,187)
General and administrative expenses
Other operating expenses, net		(240,392)	(230,837)
Total operating costs and expenses		(260,051)	(281,104)
Construction cost [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(1,417,504)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(1,417,504)
Construction cost [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(1,091,396)	(1,052,208)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses		(1,091,396)	(1,052,208)
Other operating costs and expenses net [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(134,526)
Selling expenses	(12,169)
General and administrative expenses	(94,431)
Other operating expenses, net	(92,149)
Total operating costs and expenses	(333,275)
Other operating costs and expenses net [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(50,800)	(164,305)
Selling expenses		(11,606)	(7,095)
General and administrative expenses		(82,695)	(95,638)
Other operating expenses, net		(67,394)	(5,593)
Total operating costs and expenses		(212,495)	(272,631)
Materials And Supplies [member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses	(65,357)
Selling expenses	(95)
General and administrative expenses	(7,228)
Other operating expenses, net
Total operating costs and expenses	R$ (72,680)
Materials And Supplies [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Operating costs and expenses		(74,071)	(67,494)
Selling expenses		(253)	(613)
General and administrative expenses		(5,873)	(11,887)
Other operating expenses, net
Total operating costs and expenses		R$ (80,197)	R$ (79,994)